Dec. 31, 2016
Lazard Global Fixed Income Portfolio
Lazard Global Fixed Income Portfolio

THE LAZARD FUNDS, INC.

Supplement to Current Prospectus

Lazard Global Fixed Income Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Global Fixed Income Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%	.50%	.50%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	4.20%	26.77%	4.20%	*
Total Annual Portfolio Operating Expenses	4.70%	27.52%	4.70%
Fee Waiver and Expense Reimbursement**	4.00%	26.52%	4.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.70%	1.00%	.65%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed .70%, 1.00% and .65% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the management agreement between the Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Global Fixed Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$72	$1,055	$2,044	$4,543
Open Shares	$102	$4,610	$7,316	$10,245
R6 Shares	$66	$1,050	$2,040	$4,540

Dated: June 22, 2017